Disposition Of Hotel Properties And Discontinued Operations (Narrative) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($) property	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) property	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Jan. 01, 2016 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels | property	19								19
Number of hotels reclassified as held for sale that represent a strategic shift | property									0
Net gain (loss) on disposition of assets	$ 7,318	$ 3,591	$ 8,856	$ 3,367	$ 1,997	$ 2,927	$ (137)	$ 11	$ 23,132	$ 4,798	$ (1)
Net income (loss)	4,540	2,792	8,165	7,298	4,341	11,230	(5,615)	3,169	22,795	13,125	(16,236)
Net earnings (loss) attributable to controlling interests	$ 99	$ 61	$ 178	$ 389	$ 476	$ 724	$ (284)	$ 281	$ 727	$ 1,197	$ (23)
Sold [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels | property	25				17				25	17	13
Net gain (loss) on disposition of assets									$ 24,256	$ 7,759	$ 2,749
Held For Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels | property	7								7			16
Number of hotels reclassified as held for sale | property									16
Alexandria Comfort Inn And Days Inn [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss)										(665)	761
Impairment expense										1,020
Net earnings (loss) attributable to controlling interests										$ 3	1
Alexandria, Virginia [Member] | Sold [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels | property					2					2
Net gain (loss) on disposition of assets										$ 19,000
Continuing Operations [Member] | Sold [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) on disposition of assets									$ 23,575	$ 4,996	$ 0